Segment Information (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Information [Abstract]
Schedule of Revenue and Expenses for the Period and Assets and Liabilities	A summary of revenue and expenses for the period and assets and liabilities at the end of the fiscal year for each segment is shown below.
30 June 2023	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	-	-	-
Interest revenue	-	(129)	362,895	362,766
Other revenue	-	1,013,879	-	1,013,879
Other expenses	(1,092,033)	(9,121,608)	(11,142,562)	(21,356,203)
Segment loss after income tax	(1,092,033)	(8,107,858)	(10,779,667)	(19,979,558)
Segment assets	881,808	53,359,216	34,349,676	88,590,700
Segment liabilities	(433,278)	(2,395,958)	(1,632,597)	(4,461,833)
30 June 2022	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	-	-	-
Interest revenue	-	96	6,175	6,271
Other revenue	-	782,383	-	782,383
Other expenses	(883,708)	(4,642,796)	(10,166,059)	(15,692,563)
Segment loss after income tax	(883,708)	(3,860,317)	(10,159,884)	(14,903,909)
Segment assets	56,058	263,731	37,559,819	37,879,608
Segment liabilities	(354,310)	(577,819)	(1,078,404)	(2,010,533)
A summary of revenue and expenses for the period and assets and liabilities at the end of the fiscal year for each segment is shown below.
30 June 2022	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	-	-	-
Interest revenue	-	96	6,175	6,271
Other revenue	-	782,383	-	782,383
Other expenses	(883,708)	(4,642,796)	(10,166,059)	(15,692,563)
Segment loss after income tax	(883,708)	(3,860,317)	(10,159,884)	(14,903,909)
Segment assets	56,058	263,731	37,559,819	37,879,608
Segment liabilities	(354,310)	(577,819)	(1,078,404)	(2,010,533)

30 June 2021	Psychedelic products	Cannabinoid Products	Corporate	Consolidated
	$	$	$	$
Revenue from external customers	-	1,897,596 [1]	-	1,897,596
Interest revenue	-	6	2,673	2,679
Other revenue	-	-	73,069	73,069
Other expenses	(768,316)	(5,202,371)	(7,375,456)	(13,346,143)
Segment loss after income tax	(768,316)	(3,304,769)	(7,299,714)	(11,372,799)
Segment assets	2,000	104,267	9,222,528	9,328,795
Segment liabilities	-	(86,522)	(668,527)	(755,049)
[1]	Of the total revenue from pharmaceuticals in each year, 100% was through Cannvalate Pty Ltd’s distribution network.